NOTES PAYABLE-RELATED PARTY (Details Narrative) - Winvests Group Ltd [Member] - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Current	$ 421,236	$ 108,561
Winvest Cayman And Group [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	360,986
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 60,250